Significant Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Significant Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid expenses	$ 1,461	$ 1,446
Deposits	149	799
Inventory	235
Other current assets	1,893	940
Total prepaid expenses and other current assets	$ 3,738	$ 3,185